Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Description related to cash flow prejections period		over a period of five to seven years
ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Percentage by which recoverable amount exceeds the carrying amount		14.40%	8.41%
Discount rate (pre-tax)		1.72%	0.90%
EBITDA margin		3.16%	1.62%
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Percentage by which recoverable amount exceeds the carrying amount		14.30%	5.76%
Discount rate (pre-tax)		1.57%	0.53%
EBITDA margin		2.12%	1.08%
Hotel Travel Group [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Ownership interest	100.00%
Goodwill	$ 9,625
Impairment loss recognized in the year			$ 14,580